Pensions and Other Benefits - Additional Information (Detail) (CAD) In Millions, unless otherwise specified	12 Months Ended							3 Months Ended				12 Months Ended								12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 6.25% Unsecured Notes par value	Dec. 31, 2011 6.25% Unsecured Notes par value	Dec. 31, 2012 6.25% Unsecured Notes market value	Dec. 31, 2011 6.25% Unsecured Notes market value	Mar. 31, 2013 Subsequent Event	Dec. 31, 2012 US dollar	Dec. 31, 2012 European Currencies	Dec. 31, 2012 Other currencies	Dec. 31, 2012 Pension Plans, Defined Benefit	Dec. 31, 2011 Pension Plans, Defined Benefit	Dec. 31, 2012 Company Common Shares Market Value	Dec. 31, 2011 Company Common Shares Market Value	Dec. 31, 2012 Fund Assets/ 6.91%Secured Equipment notes/ par value	Dec. 31, 2011 Fund Assets/ 6.91%Secured Equipment notes/ par value	Dec. 31, 2012 Fund Assets/ 6.91%Secured Equipment notes/ market value	Dec. 31, 2011 Fund Assets/ 6.91%Secured Equipment notes/ market value	Dec. 31, 2012 Defined Contribution Pension	Dec. 31, 2011 Defined Contribution Pension	Dec. 31, 2010 Defined Contribution Pension	Dec. 31, 2012 Other Postretirement Benefit Plans, Defined Benefit	Dec. 31, 2011 Other Postretirement Benefit Plans, Defined Benefit	Dec. 31, 2012 Canadian registered and U.S. qualified defined benefit pension plans	Dec. 31, 2011 Canadian registered and U.S. qualified defined benefit pension plans	Dec. 31, 2010 Canadian registered and U.S. qualified defined benefit pension plans	Dec. 31, 2012 Other Pension Plans, Postretirement or Supplemental Plans, Defined Benefit	Dec. 31, 2011 Other Pension Plans, Postretirement or Supplemental Plans, Defined Benefit	Dec. 31, 2010 Other Pension Plans, Postretirement or Supplemental Plans, Defined Benefit	Dec. 31, 2011 Domestic Pension Plans of Foreign Entity, Defined Benefit	Dec. 31, 2010 Domestic Pension Plans of Foreign Entity, Defined Benefit
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Percentage of combined plan assets representing pension plan	99.00%											100.00%	100.00%
Percentage of pension combined plan obligations representing pension plan	98.00%
Percentage of Combined Plan Obligations, Other Benefit Plans	95.00%
Basis of calculating market related value of net periodic benefit cost	5 year average of market values for plans' public equity securities + plans' fixed income, real estate and infrastructure securities
Defined benefit pension plans' accumulated benefit obligation												10,122	9,618
Proposed reduction in Canadian defined benefit pensions liability								127
Unamortized actuarial loss expected to be recognized in next fiscal year												267											6
Unamortized prior service cost expected to be recognized in next fiscal year												2
Target long term rate of return, net of all fees and expenses	7.75%
Maximum value of underlying assets represented by financial derivatives, excluding currency forwards	30.00%
Hedging of most plans non Canadian public equity currency exposures to Canadian dollar Percentage	50.00%
Plans exposure to foreign currency risk percentage									10.00%	6.00%	6.00%
Company's common shares in fund assets, Market Value				2	2	2	2							0	0	2	2	3	3
Contribution by the company	107	698	840									102	693							5	5	3	34	35	89	696	829	13	3	8	600	650
Net cost of defined contribution plan	5	5	3
Payments to employees, their beneficiaries or estates or to third-party benefit administrators	35	35	34
Total contributions for company's defined benefit pension plans minimum in 2013	100
Total contributions for company's defined benefit pension plans maximum in 2013	125
Multiemployer Plan, Period Contributions	6	6	5